Organization and Description of Business (Details) - USD ($)			12 Months Ended
	Nov. 03, 2021	Oct. 25, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2021
Organization and Description of Business [Line Items]
Percentage of pre-tax profit			95.00%
Percentage of equity held to shareholders			95.00%			95.00%
Asset portion percentage			95.00%
Percentage of financial statement			95.00%
Accumulated deficit (in Dollars)			$ (1,456,778)	$ (1,392,350)
Net loss (in Dollars)			(8,750)	$ (1,017,077)	$ (1,264,103)
Cash (in Dollars)			1,668,291
Working capital (in Dollars)			$ 70,000.00
Ruifeng International Group Limited (“Ruifeng BVI”) [Member]
Organization and Description of Business [Line Items]
Equity interest percentage		100.00%
Juxing Investment Group (Hong Kong) Limited (“Juxing HK”) [Member]
Organization and Description of Business [Line Items]
Equity interest percentage	100.00%
Gongwuyuan [Member]
Organization and Description of Business [Line Items]
Equity interest percentage			95.00%